AMERITAS VARIABLE LIFE INSURANCE COMPANY ("AVLIC")

          AMERITAS VARIABLE LIFE INSURANCE COMPANY SEPARATE ACCOUNT V,
         AMERITAS VARIABLE LIFE INSURANCE COMPANY SEPARATE ACCOUNT VA-2
                              ("Separate Accounts")
      Supplement to OVERTURE OVATION!, OVERTURE BRAVO!, OVERTURE VIVA! and
                              CORPORATE BENEFIT VUL
                 OVERTURE Annuity III-Plus and OVERTURE MEDLEY!
                         Prospectuses Dated May 1, 2004
    OVERTURE Life SPVUL, OVERTURE APPLAUSE!, OVERTURE APPLAUSE! II, OVERTURE ENCORE!, OVERTURE Annuity II, OVERTURE Annuity III, OVERTURE ACCLAIM!, and
                OVERTURE ACCENT! Prospectuses Dated May 1, 2002
                  OVERTURE Annuity Prospectus Dated May 1, 2000

                       Supplement Dated December 10, 2004

Effective December 10, 2004, Calvert Variable Series, Inc. approved a change in the investment subadvisor for the Ameritas Small Capitalization Portfolio from John McStay Investment Counsel ("McStay") to Eagle Asset Management, Inc. ("Eagle"). Therefore, the AVLIC Prospectuses listed above are amended by replacing all references for the Ameritas Small Capitalization subadviser from McStay to Eagle.

       Please retain this Supplement with the current prospectus for your variable Policy issued by Ameritas Variable Life Insurance Company.
                 If you do not have a current prospectus, please
                        contact AVLIC at 1-800-745-1112.